--------------------------------------------------------------------------------

FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                        (212)830-5200

================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 2001 through February 28, 2002.


The Fund had net assets of $91,128,655 and 1,392 active shareholders as of February 28, 2002.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,



\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------

Put Bond (b) (3.18%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,895,000   Putnam County, FL Development Authority
              (Seminole Electric) - Series H-4
              LOC National Rural Utilities Cooperative Finance Corp.            03/15/02    2.40%  $  2,895,000    VMIG-1     A1+
-----------                                                                                         -----------
  2,895,000   Total Put Bond                                                                          2,895,000
-----------                                                                                         -----------

Tax Exempt Commercial Paper (11.53%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   City of Gainesville, FL Utilities - Series C                      04/04/02    1.25%  $  1,000,000      P1       A1+
  4,206,000   Miami-Dade County, FL Aviation
              LOC Bayerische Landesbank/Morgan Guaranty Trust Company/
              State Street Bank & Trust Company                                 03/13/02    1.40      4,206,000      P1       A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan)
              LOC Suntrust Bank                                                 03/14/02    1.35      3,200,000    VMIG-1     A1+
  2,100,000   Sunshine State Government Finance Commission RB - Series B        04/04/02    1.25      2,100,000               A1
-----------                                                                                         -----------
 10,506,000   Total Tax Exempt Commercial Paper                                                      10,506,000
-----------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (7.70%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Orange County, FL HFA Homeowners RB - Series A2 (c)
              Guaranteed by Federal National Mortgage Association               03/01/02    2.50%  $  2,000,000
  1,000,000   Orange County, FL School District TAN - Series 2001               09/16/02    1.98      1,004,126     MIG-1
  2,000,000   Palm Beach County, FL School District TAN - Series 2001           09/26/02    1.98      2,008,672     MIG-1    SP-1+
  2,000,000   Seminole County, FL School District TAN                           08/14/02    2.62      2,005,582     MIG-1
-----------                                                                                         -----------
  7,000,000   Total Tax Exempt General Obligation Notes & Bonds                                       7,018,380
-----------                                                                                         -----------

Variable Rate Demand Instruments (d) (76.95%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC Nationsbank                                                   11/01/22    1.30%  $  1,000,000               A1+
  2,100,000   Brevard County, FL EDFA
              (Florida Institute of Technology Project) - Series A (c)
              LOC Amsouth Bank, N.A.                                            11/01/31    1.40      2,100,000
  3,000,000   City of Lakeland, FL Energy System RB - Series 2001A              10/01/35    1.20      3,000,000    VMIG-1     A1+
    500,000   Collier County, FL HFA HRB (Cleveland Clinic Health Systems)      01/01/33    1.40        500,000    VMIG-1     A1
  2,600,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    1.15      2,600,000    VMIG-1     A1+
  1,963,000   Duval & Escambia Counties, FL Clipper - Series 2000-3             03/27/05    1.39      1,963,000    VMIG-1
  3,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                      07/01/04    1.30      3,115,000               A1+
  1,000,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29    1.17      1,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Florida HFA HRB (Buena Vista Project) - Series AA
              Collaterized by Federal Home Loan Mortgage Corporation            11/01/07    1.01%  $  2,500,000              A1+
  1,345,000   Florida HFA MHRB (Fairmount Oaks Project) - Series 1989E
              LOC Comerica Bank                                                 04/01/26    1.25      1,345,000              A1
  3,000,000   Florida HFA MHRB (Springs Colony Project) - Series 1985
              Collaterized by Federal National Mortgage Association             09/15/26    1.15      3,000,000              A1+
  1,800,000   Florida HFA (Multi-family 1995 Remarketing)
              Guaranteed by Federal National Mortgage Association               12/01/05    1.20      1,800,000              A1+
  4,045,000   Florida HFA P-Floats - Series PT-88                               01/01/15    1.28      4,045,000              A1+
  3,000,000   Florida HFA RB (Club At Vero Apts E)
              LOC Bank of America                                               06/01/17    1.14      3,000,000              A1+
  1,000,000   Florida HFA (Timberland Apartments)
              Collateralized by Federal National Mortgage Association           10/15/32    1.20      1,000,000              A1+
  1,000,000   Florida HFA (Town of Colony)
              LOC Credit Suisse First Boston                                    09/01/08    1.20      1,000,000              A1+
  2,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/31    1.15      2,375,000              A1+
    900,000   Florida State Municipal Power (Stanton II Project) - Series 1997
              Insured by AMBAC Indemnity Corp.                                  10/01/27    1.07        900,000              A1
  2,100,000   Gainesville, FL IBRB (Heat-Pipe Technology, Inc. Project) (c)
              LOC Amsouth Bank, N.A.                                            05/01/18    1.30      2,100,000
    155,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    1.15        155,000    VMIG-1    A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    1.15        435,000    VMIG-1    A1+
  1,500,000   Hillsborough County,FL Aviation Authority(Delta Airlines Project)
              LOC Commerzbank, A.G.                                             12/01/30    1.20      1,500,000    VMIG-1    A1+
  3,600,000   Hillsborough County, FL Capital Improvement
              (Citrus Park Community Development District)
              LOC Dresdner Bank, A.G.                                           11/01/16    1.14      3,600,000    VMIG-1
  2,100,000   Hillsborough County, FL Solid Waste
              (IMC Fertilizer Inc. Project) - Series 1992
              LOC Rabobank Nederland                                            02/01/04    1.15      2,100,000      P1
    650,000   Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto Dominion Bank                                         01/01/11    1.55        650,000      P1
  2,900,000   Jacksonville, FL (University Health Science Center) - Series 1989 07/01/19    1.40      2,900,000    VMIG-1
  2,868,960   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  05/03/04    1.44      2,868,960              A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,525,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (c)
              LOC Comerica Bank                                                 11/01/15    1.45%  $  1,525,000
  2,000,000   Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust Company                                         08/01/18    1.30      2,000,000              A1
  1,900,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank, N.A.                                           12/01/20    1.30      1,900,000    VMIG-1
    700,000   Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto Dominion Bank                                         01/01/11    1.45        700,000      P1
  1,500,000   Orange County, FL School Board COPS - Series B
              Insured by AMBAC Indemnity Corp.                                  08/01/25    1.25      1,500,000    VMIG-1
  1,900,000   Palm Beach County, FL IDRB (Palm Beach Community Foundation)
              LOC Northern Trust Bank                                           07/01/34    1.20      1,900,000              A1+
  1,700,000   Palm Beach County, FL RB (Henry Morrison Flagler Project)
              LOC Northern Trust Bank                                           11/01/34    1.20      1,700,000              A1+
  1,000,000   Palm Beach County, FL RB (Norton Gallery)
              LOC Bank of America                                               05/01/30    1.20      1,000,000              A1+
    650,000   Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto Dominion Bank                                         01/01/11    1.45        650,000      P1
  1,000,000   State of Florida
              Insured by FGIC                                                   07/01/16    1.24      1,000,000              A1+
  2,000,000   Sunshine State Government Finance Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16    1.15      2,000,000    VMIG-1
    400,000   Tampa, FL Occupation License Tax Boards - Series 1996A
              Insured by FGIC                                                   10/01/18    1.07        400,000    VMIG-1    A1+
  1,300,000   University Athletic Association, Inc.
              (University of Florida Stadium Project)
              LOC Suntrust Bank                                                 02/01/20    1.45      1,300,000    VMIG-1
-----------                                                                                        ------------
 70,126,960   Total Variable Rate Demand Instruments                                                 70,126,960
-----------                                                                                        ------------
              Total Investments (99.36%) (Cost $90,546,340+)                                         90,546,340
              Cash And Other Assets, Net of Liabilities (0.64%)                                         582,315
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $ 91,128,655
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 43,789,351 Shares Outstanding (Note 3)                               $       1.00
                                                                                                   ============
              Class B Shares, 47,339,550 Shares Outstanding (Note 3)                               $       1.00
                                                                                                   ============


              + Aggregate cost for federal income tax purpose is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     COPS       =   Certificates of Participation                      IDA      =   Industrial Development Authority
     EDFA       =   Economic Development Finance Authority             IDRB     =   Industrial Development Revenue Bond
     FGIC       =   Financial Guaranteed Insurance Company             LOC      =   Letter of Credit
     HFA        =   Housing Finance Authority                          MHRB     =   Multi-Family Revenue Bond
     HFC        =   Housing Finance Commission                         RB       =   Revenue Bond
     HRB        =   Hospital Revenue Bond                              TAN      =   Tax Anticipation Note





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2002
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:

   Interest..................................................................   $        887,847
                                                                                ----------------
Expenses: (Note 2)

   Investment management fee.................................................            185,863
   Administration fee........................................................             97,578
   Shareholder servicing fee (Class A).......................................             57,851
   Custodian fee.............................................................              4,639
   Shareholder servicing and related shareholder expenses+...................             33,505
   Legal, compliance and filing fees.........................................             22,453
   Audit and accounting......................................................             25,615
   Trustees'fees.............................................................              4,288
   Other.....................................................................              1,618
                                                                                ----------------
      Total expenses.........................................................            433,410
      Less: Expenses paid indirectly (Note 2)................................   (             29)
            Fees waived (Note 2).............................................   (         97,578)
                                                                                ----------------
      Net expenses...........................................................            335,803
                                                                                ----------------
Net investment income........................................................            552,044

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments......................................            -0-
                                                                                ----------------
Increase in net assets from operations.......................................   $        552,044
                                                                                ================




+ Includes class specific transfer agency expenses of $17,364 and $12,225 for Class A and Class B shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                              Ended                      Year
                                                                        February 28, 2002               Ended
                                                                           (Unaudited)             August 31, 2001
                                                                            ---------              ---------------

INCREASE (DECREASE) IN NET ASSETS


Operations:
   Net investment income.........................................   $          552,044           $       2,622,650

   Net realized gain (loss) on investments.......................              -0-                         -0-
                                                                     -----------------            ----------------

Increase in net assets from operations...........................              552,044                   2,622,650

Dividends to shareholders from:

   Net investment income:

   Class A.......................................................   (          242,861)*         (       1,522,228)*

   Class B.......................................................   (          309,183)*         (       1,100,422)*

Transactions in shares of beneficial interest (Note 3):

   Class A.......................................................   (        3,913,769)          (      11,326,184)

   Class B.......................................................            4,182,732                  14,371,146
                                                                     -----------------            ----------------

       Total increase............................................              268,963                   3,044,962

Net assets:

   Beginning of period...........................................           90,859,692                  87,814,730
                                                                     -----------------            ----------------
   End of period.................................................   $       91,128,655           $      90,859,692
                                                                     =================            ================



   *   Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1.   Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 2002 the Manager voluntarily waived investment management fees and administration fees of $4,647 and $92,931, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $25,129 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Included under the same caption are expense offsets of $29.

3.   Transactions in Shares of Beneficial Interest.

At February 28, 2002, an unlimited number of shares of beneficial interest ($.001 par value) were authorized and capital paid in amounted to $91,128,901. Transactions, all at $1.00 per share, were as follows:


     Class A                                            Six Months Ended                      Year
                                                        February 28, 2002                    Ended
                                                          (Unaudited)                   August 31, 2001
                                                           ---------                    ---------------
     Sold............................................        112,960,692                    255,012,750
     Issued on reinvestment of dividends.............            249,267                      1,490,094
     Redeemed........................................  (     117,123,728)               (   267,829,028)
                                                        ----------------                 --------------
     Net increase (decrease).........................  (       3,913,769)               (    11,326,184)
                                                        ================                 ==============

     Class B                                            Six Months Ended                      Year
                                                        February 28, 2002                    Ended
                                                          (Unaudited)                   August 31, 2001
                                                           ---------                    ---------------
     Sold............................................        117,914,926                    141,797,370
     Issued on reinvestment of dividends.............            330,736                      1,090,740
     Redeemed........................................  (     114,062,930)               (   128,516,964)
                                                        ----------------                 --------------
     Net increase (decrease).........................          4,182,732                     14,371,146
                                                        ================                 ==============

4.   Sales of Securities.

Accumulated undistributed realized losses at February 28, 2002 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains.

5.   Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 77% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights.

                                                 Six Months Ended                     Year Ended August 31,
                                                 February 28, 2002    ----------------------------------------------------
Class A                                            (Unaudited)          2001       2000       1999       1998       1997
-------                                          -----------------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                    --------          --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income.........................      0.005             0.027      0.031      0.025      0.029      0.030
Less distributions:
   Dividends from net investment income..........   (  0.005)         (  0.027)  (  0.031)  (  0.025)  (  0.029)  (  0.030)
                                                     -------           -------    -------    -------    -------    -------
Net asset value, end of period...................   $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                    ========          ========   ========   ========   ========   ========
Total Return.....................................      0.53%(a)          2.78%      3.09%      2.50%      2.92%      3.08%
Ratios/Supplemental Data
Net assets, end of period (000)..................   $ 43,789          $ 47,703   $ 59,029   $ 48,863   $119,754   $ 96,683
Ratios to average net assets:
Expenses(b) (Net of fees waived).................      0.86%(c)          0.84%      0.85%      0.78%      0.75%      0.57%
Net investment income............................      1.05%(c)          2.79%      3.06%      2.51%      2.86%      3.03%
Management and Administration fees waived........      0.21%(c)          0.21%      0.30%      0.29%      0.27%      0.51%

                                                 Six Months Ended                     Year Ended August 31,
                                                 February 28, 2002    ----------------------------------------------------
Class B                                            (Unaudited)          2001       2000       1999       1998       1997
-------                                          -----------------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                    --------          --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income.........................      0.007             0.030      0.033      0.028      0.032      0.033
Less distributions:
   Dividends from net investment income..........   (  0.007)         (  0.030)  (  0.033)  (  0.028)  (  0.032)  (  0.033)
                                                     -------           -------    -------    -------    -------    -------
Net asset value, end of period...................   $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                    ========          ========   ========   ========   ========   ========
Total Return.....................................      0.66%(a)          3.07%      3.39%      2.80%      3.22%      3.34%
Ratios/Supplemental Data
Net assets, end of period (000)..................   $ 47,340          $ 43,157   $ 28,786   $ 24,448   $ 25,050   $ 11,782
Ratios to average net assets:
Expenses(b) (Net of fees waived).................      0.59%(c)          0.57%      0.56%      0.50%      0.46%      0.30%
Net investment income............................      1.33%(c)          2.95%      3.35%      2.78%      3.16%      3.27%
Management and Administration fees waived........      0.21%(c)          0.21%      0.30%      0.29%      0.27%      0.51%



(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



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

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Trustees and Officers Information
                                                           February 28, 2002+
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address*,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Dr. W. Giles Mellon,         Trustee          1994        Professor of Business      Director/Trustee of 12       N/A
 Age 71                                                    Administration in the      other portfolios
                                                           Graduate School of
                                                           Management, Rutgers
                                                           University
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Robert Straniere, Esq.,      Trustee          1994        Owner, Straniere Law Firm  Director/Trustee of 12       WPG
 Age 60                                                                               other portfolios            Funds
                                                                                                                  Group
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Dr. Yung Wong,               Trustee          1994        Managing Director of       Director/Trustee of 12       N/A
 Age 63                                                    Abacus Associates          other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Steven W. Duff,           President and       1994        Manager and President of   Director/Trustee             N/A
 Age 48                     Trustee**                      Reich & Tang Asset         and/or Officer of 17
                                                           Management, LLC ("RTAM,    other portfolios
                                                           LLC"), a registered
                                                           Investment Advisor
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Molly Flewharty,          Vice President      1995        Senior Vice President of   Vice President of 17         N/A
 Age 51                                                    RTAM, LLC.                 other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Lesley M. Jones,          Vice President      1995        Senior Vice President of   Vice President of 11         N/A
 Age 53                                                    RTAM, LLC.                 other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Dana E. Messina,          Vice President      1995        Executive Vice President   Vice President of 14         N/A
 Age 45                                                    of RTAM, LLC               other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Richard DeSanctis,        Treasurer and       1994        Executive Vice President,  Officer of 17 other          N/A
 Age 45                      Assistant                     CFO and Treasurer of       portfolios
                             Secretary                     RTAM, LLC
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Rosanne Holtzer,          Secretary and       1998        Senior Vice President of   Officer of 17 other          N/A
 Age 37                      Assistant                     RTAM, LLC                  portfolios
                             Treasurer
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the fund's transfer agent at (212) 830-5200.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286

Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL2/02S


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







FLORIDA
DAILY
MUNICIPAL
INCOME
FUND










                               Semi-Annual Report
                                February 28, 2002
                                   (Unaudited)